BASIS OF PRESENTATION, LIQUIDITY - Additional Information (Details) - USD ($)		12 Months Ended
	Jun. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income (loss) attributable to UTStarcom Holdings Corp.		$ (3,851,000)	$ (5,002,000)	$ (5,828,000)
Accumulated deficit		1,255,060,000	1,251,209,000
Net cash inflow (used) from operations		(4,478,000)	7,277,000	$ 19,829,000
Cash and cash equivalents		49,968,000	54,517,000
Reverse split stock	one-for-four			one-for-four
Subsidiaries | China
Cash and cash equivalents		15,300,000	$ 13,500,000
Accumulated profit determined in accordance with accounting standards of a particular country that can be paid as dividends		$ 0